SEVERANCE PAY LIABILITY, NET (Tables)	12 Months Ended
Dec. 31, 2018
Disclosure of defined benefit plans [abstract]
Schedule of Defined Contribution Plans
Post-employment employee benefits are financed by deposits with defined deposit plans, as detailed below.

Contributions in accordance with Section 14 to the Severance Law release the Company from any additional liability to employees for whom said contributions were made. These contributions represent defined contribution plans.

	Year ended December 31,
	2018	2017	2016

Expenses - defined contribution plan	$712	$759	$769